INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

13.                               INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31, 2010	As of December 31, 2011
Costs:
Customer relationship	$259	$259
Backlog	1	1
Patent	1,049	121
	1,309	381

Accumulated amortization:
Customer relationship	(259)	(259)
Backlog	(1)	(1)
Patent	(139)	(18)
	(399)	(278)
Accumulated impairment loss	(693)	0
Exchange differences	27	5
Intangible assets, net	$244	$108

Intangible assets held at Chaoyang Seamless are classified as “assets held for sale” and not included in 2011 figures.

Expected useful economic lives of acquired intangible assets are as follows:

Customer relationship	6 years
Backlog	Within 1 year
Patent	10 years

Amortization expense was $93, $182 and $28 for the years ended December 31, 2009, 2010 and 2011 , respectively. The Company expects to record amortization expense of $13, $13, $13, $13, $13 and $43 for 2012, 2013, 2014, 2015, 2016, 2017 and thereafter, respectively.